UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
May 31, 2018
MFS®  Institutional
Money Market Portfolio

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Certificates of Deposit – 4.3%
Major Banks – 4.3%
Bank of Montreal/Chicago Branch, 1.85%, due 6/14/2018	$186,363,000	$ 186,363,660
Bank of Montreal/Chicago Branch, 2.04%, due 7/24/2018	42,750,000	42,749,700
Total Certificates of Deposit		$ 229,113,360
Commercial Paper (y) – 62.1%
Automotive – 5.1%
American Honda Finance Corp., 1.921%, due 6/12/2018	$ 47,549,000	$ 47,520,709
Toyota Motor Credit Corp., 2.085%, due 7/16/2018	100,000,000	99,753,517
Toyota Motor Credit Corp., 2.015%, due 7/20/2018	125,000,000	124,662,674
		$ 271,936,900
Chemicals – 4.2%
3M Co., 1.81%, due 6/04/2018 (t)	$ 20,250,000	$ 20,246,119
3M Co., 1.771%, due 6/13/2018 (t)	75,000,000	74,952,062
3M Co., 1.802%, due 6/22/2018 (t)	20,750,000	20,727,137
3M Co., 1.852%, due 6/25/2018 (t)	75,000,000	74,905,573
3M Co., 1.843%, due 6/28/2018 (t)	33,600,000	33,552,359
		$ 224,383,250
Computer Software - Systems – 3.0%
Apple, Inc., 1.831%, due 6/07/2018 (t)	$ 2,069,000	$ 2,068,300
Apple, Inc., 1.882%, due 6/18/2018 (t)	25,000,000	24,977,875
Apple, Inc., 1.882%, due 6/19/2018 (t)	20,000,000	19,981,285
Apple, Inc., 1.862%, due 6/22/2018 (t)	12,325,000	12,311,571
Apple, Inc., 1.924%, due 7/11/2018 (t)	50,000,000	49,895,051
Apple, Inc., 1.945%, due 7/17/2018 (t)	51,500,000	51,374,874
		$ 160,608,956
Conglomerates – 2.8%
Siemens Capital Corp., 1.78%, due 6/04/2018 (t)	$ 10,670,000	$ 10,667,955
Siemens Capital Corp., 1.781%, due 6/07/2018 (t)	25,500,000	25,491,373
Siemens Capital Corp., 1.852%, due 6/25/2018 (t)	71,250,000	71,160,294
Siemens Capital Corp., 1.853%, due 6/27/2018 (t)	43,000,000	42,941,305
		$ 150,260,927
Consumer Products – 6.5%
Colgate-Palmolive Co., 1.75%, due 6/04/2018 (t)	$ 25,000,000	$ 24,995,208
Colgate-Palmolive Co., 1.764%, due 6/05/2018 (t)	58,098,000	58,084,040
Colgate-Palmolive Co., 1.761%, due 6/07/2018 (t)	30,000,000	29,989,850
Procter & Gamble Co., 1.801%, due 6/06/2018 (t)	100,000,000	99,971,083
Procter & Gamble Co., 1.801%, due 6/08/2018 (t)	32,400,000	32,387,436
Procter & Gamble Co., 1.801%, due 6/14/2018 (t)	100,000,000	99,930,972
		$ 345,358,589
Electronics – 2.7%
Intel Corp., 1.809%, due 6/12/2018 (t)	$144,000,000	$ 143,915,280
Energy - Integrated – 7.0%
Chevron Corp., 1.771%, due 6/11/2018 (t)	$ 8,010,000	$ 8,005,768
Chevron Corp., 1.863%, due 7/02/2018 (t)	22,450,000	22,413,382
Chevron Corp., 1.903%, due 7/05/2018 (t)	75,000,000	74,865,688
Chevron Corp., 1.894%, due 7/09/2018 (t)	50,000,000	49,899,683
Exxon Mobil Corp., 1.73%, due 6/06/2018	19,910,000	19,904,352
Exxon Mobil Corp., 1.832%, due 6/21/2018	25,000,000	24,974,013
Exxon Mobil Corp., 1.832%, due 6/22/2018	52,900,000	52,842,230
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Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Energy - Integrated – continued
Exxon Mobil Corp., 1.822%, due 6/25/2018	$ 94,000,000	$ 93,882,304
Exxon Mobil Corp., 1.874%, due 7/09/2018	28,480,000	28,422,860
		$ 375,210,280
Food & Beverages – 6.8%
Coca-Cola Co., 1.75%, due 6/04/2018 (t)	$ 10,000,000	$ 9,998,061
Coca-Cola Co., 1.86%, due 6/05/2018 (t)	16,300,000	16,296,038
Nestle Capital Corp., 1.67%, due 6/05/2018 (t)	50,000,000	49,988,334
Nestle Capital Corp., 1.772%, due 6/20/2018 (t)	50,000,000	49,951,722
PepsiCo, Inc., 1.801%, due 6/08/2018 (t)	58,300,000	58,277,134
PepsiCo, Inc., 1.801%, due 6/12/2018 (t)	45,000,000	44,973,225
PepsiCo, Inc., 1.791%, due 6/15/2018 (t)	45,000,000	44,966,250
PepsiCo, Inc., 1.802%, due 6/18/2018 (t)	65,000,000	64,941,175
PepsiCo, Inc., 1.792%, due 6/19/2018 (t)	21,750,000	21,729,188
		$ 361,121,127
Major Banks – 4.9%
Australia & New Zealand Banking Group Ltd., 2.192%, due 6/18/2018 (t)	$ 24,500,000	$ 24,478,660
Royal Bank of Canada, 1.831%, due 6/14/2018	12,000,000	11,991,390
Toronto Dominion Bank/New York Branch, 1.983%, due 6/25/2018 (t)	113,500,000	113,355,366
Toronto Dominion Bank/New York Branch, 1.983%, due 6/26/2018 (t)	110,000,000	109,853,664
		$ 259,679,080
Other Banks & Diversified Financials – 4.4%
Mizuho Bank, 1.84%, due 6/04/2018 (t)	$ 42,500,000	$ 42,491,641
Mizuho Bank, 1.993%, due 6/25/2018 (t)	120,600,000	120,442,969
Mizuho Bank, 2.263%, due 8/30/2018 (t)	72,300,000	71,879,291
		$ 234,813,901
Pharmaceuticals – 10.5%
Merck & Co., Inc., 1.832%, due 6/21/2018 (t)	$100,000,000	$ 99,895,000
Merck & Co., Inc., 1.832%, due 6/25/2018 (t)	100,000,000	99,874,097
Novartis Finance Corp., 1.855%, due 6/01/2018 (t)	161,500,000	161,492,329
Novartis Finance Corp., 1.83%, due 6/05/2018 (t)	30,000,000	29,992,791
Novartis Finance Corp., 1.891%, due 6/06/2018 (t)	30,000,000	29,991,325
Novartis Finance Corp., 1.892%, due 6/18/2018 (t)	15,000,000	14,986,575
Sanofi, 1.902%, due 6/20/2018 (t)	100,000,000	99,900,167
Sanofi, 2.003%, due 6/25/2018 (t)	27,000,000	26,966,006
		$ 563,098,290
Retailers – 4.2%
Wal-Mart Stores, Inc., 1.81%, due 6/04/2018 (t)	$ 47,000,000	$ 46,991,070
Wal-Mart Stores, Inc., 1.805%, due 6/05/2018 (t)	30,611,000	30,603,687
Wal-Mart Stores, Inc., 1.861%, due 6/11/2018 (t)	93,750,000	93,699,010
Wal-Mart Stores, Inc., 1.801%, due 6/13/2018 (t)	10,000,000	9,993,500
Wal-Mart Stores, Inc., 1.827%, due 6/18/2018 (t)	33,940,000	33,908,945
Wal-Mart Stores, Inc., 1.843%, due 6/27/2018 (t)	9,250,000	9,237,145
		$ 224,433,357
Total Commercial Paper		$3,314,819,937
U.S. Government Agencies and Equivalents (y) – 33.6%
Federal Home Loan Bank, 1.654%, due 6/04/2018	$ 60,000,000	$ 59,990,900
Federal Home Loan Bank, 1.68%, due 6/06/2018	47,105,000	47,093,093
Federal Home Loan Bank, 1.671%, due 6/08/2018	202,000,000	201,928,514
Federal Home Loan Bank, 1.7%, due 6/11/2018	68,000,000	67,965,622
Federal Home Loan Bank, 1.701%, due 6/18/2018	100,000,000	99,914,056
Federal Home Loan Bank, 1.747%, due 6/20/2018	56,121,000	56,067,092
Federal Home Loan Bank, 1.823%, due 7/03/2018	50,000,000	49,916,889
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 33.6%
U.S. Treasury Bill, 1.615%, due 6/07/2018	$100,000,000	$ 99,974,375
U.S. Treasury Bill, 1.621%, due 6/14/2018	159,000,000	158,910,860
U.S. Treasury Bill, 1.627%, due 6/21/2018	150,338,000	150,197,267
U.S. Treasury Bill, 1.563%, due 7/12/2018	469,400,000	468,468,471
U.S. Treasury Bill, 1.779%, due 7/19/2018	100,000,000	99,763,333
U.S. Treasury Bill, 1.867%, due 8/09/2018	100,000,000	99,645,417
U.S. Treasury Bill, 1.899%, due 8/30/2018	50,000,000	49,764,687
U.S. Treasury Bill, 1.751%, due 1/03/2019	82,000,000	80,998,780
Total U.S. Government Agencies and Equivalents		$1,790,599,356
Repurchase Agreements – 0.2%
Goldman Sachs Repurchase Agreement, 1.79%, dated 5/31/2018, due 6/01/2018, total to be received $10,210,501 (secured by U.S. Treasury obligations valued at $10,414,200 in an individually traded account)	$ 10,210,000	$ 10,210,000
Other Assets, Less Liabilities – (0.2)%		(8,836,732)
Net Assets – 100.0%		$5,335,905,921
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,344,742,653	$—	$5,344,742,653
For further information regarding security characteristics, see the Portfolio of Investments.
4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.